Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020
IFRS Statement [Line Items]
Carrying amount	$ 3,983	$ 3,746
Holding	100.00%
Ganzin Technology Corp. [Member]
IFRS Statement [Line Items]
Principal Activities	Eye tracking chip and module
Place of Incorporation and operation	Taipei, Taiwan
Carrying amount	$ 577	$ 1,156
Holding	45.64%	49.35%
Iris Optronics Co Ltd. [Member]
IFRS Statement [Line Items]
Principal Activities	E-paper manufacturing and sales
Place of Incorporation and operation	Tainan, Taiwan
Carrying amount	$ 61	$ 41
Holding	1.25%	1.25%
ViewsilMicroelectronics (Kunshan) Limited [Member]
IFRS Statement [Line Items]
Principal Activities	IC design and sales
Place of Incorporation and operation	Kunshan, China
Carrying amount	$ 2,621	$ 2,549
Holding	49.00%	49.00%
Guangzhou Pixtalks Information Technology Co Ltd [Member]
IFRS Statement [Line Items]
Principal Activities	3D structured light module
Place of Incorporation and operation	Guangzhou, China
Carrying amount	$ 724		$ 758
Holding	25.00%